June 30, 1998

                         Carl Domino Equity Income Fund
                Supplement to Prospectus dated February 14, 1998


Effective July 1, 1998, Unified Fund Services, Inc., 429 N. Pennsylvania Street, Indianapolis, IN 46204 will serve as the Fund's Transfer Agent. The telephone number for information, shareholder services and requests will continue to be
(800) 506-9922.


The disclosure under the caption "HOW TO INVEST IN THE FUND" and "HOW TO REDEEM SHARES" in the Fund's prospectus dated February 14, 1998 is modified by the following information:


                           HOW TO INVEST IN THE FUND

     By Mail - Initial and subsequent investments should be sent by mail or overnight delivery to:

     Mail to:                                    Overnight to:
     Carl Domino Equity Income Fund              Carl Domino Equity Income Fund
     c/o Unified Fund Services, Inc              c/o Unified Fund Services, Inc
     P.O. Box 6110                               429 N. Pennsylvania Street
     Indianapolis, IN 46206-6110                 Indianapolis, IN 46204


     By Wire - Investors establishing new accounts should telephone Unified Fund Services, Inc. at (800) 506-9922 prior to sending the bank wire.

     Shareholders should instruct their bank to continue to wire funds as follows:

     Star Bank, N.A.
     ABA #0420-0001-3
     Attn: Carl Domino Equity Income Fund
     D.D.A. # 483889747
     Account name:________________________________(write in shareholder name)
     For the Account #:_____________________________(write in account number)


HOW TO REDEEM SHARES

     By Mail - Written request for redemption, with signatures guaranteed, should be sent by mail or overnight delivery to:

   Mail to:                                    Overnight to:
   Carl Domino Equity Income Fund              Carl Domino Equity Income Fund
   c/o Unified Fund Services, Inc              c/o Unified Fund Services, Inc
   P.O. Box 6110                               429 N. Pennsylvania Street
   Indianapolis, IN 46206-6110                 Indianapolis, IN 46204

     By Telephone - If you have completed the Redemption by Telephone portion of the Fund's account application, you may redeem shares on any business day the New York Stock Exchange is open by calling the Transfer Agent at (800) 506-9922.

                                                                   June 30, 1998


                         Fountainhead Special Value Fund
                Supplement to Prospectus dated February 14, 1998


Effective July 1, 1998, Unified Fund Services, Inc., 429 N. Pennsylvania Street, Indianapolis, IN 46204 will serve as the Fund's Transfer Agent. The telephone number for information, shareholder services and requests will continue to be
(800) 868-9535.

The disclosure under the caption "HOW TO INVEST IN THE FUND" and "HOW TO REDEEM SHARES" in the Fund's prospectus dated February 14, 1998 is modified by the following information:


                           HOW TO INVEST IN THE FUND

     By Mail - Initial and subsequent investments should be sent by mail or overnight delivery to:

     Mail to:                                    Overnight to:
     Fountainhead Special Value Fund             Fountainhead Special Value Fund
     c/o Unified Fund Services, Inc              c/o Unified Fund Services, Inc
     P.O. Box 6110                               429 N. Pennsylvania Street
     Indianapolis, IN 46206-6110                 Indianapolis, IN 46204


     By Wire - Investors establishing new accounts should telephone Unified Fund Services, Inc. at (800) 868-9535 prior to sending the bank wire.
     Shareholders should instruct their bank to continue to wire funds as follows:

     Star Bank, N.A.
     ABA #0420-0001-3
     Attn: Fountainhead Special Value Fund
     D.D.A. # 483885570
     Account name:__________________________________(write in shareholder name)
     For the Account #:_____________________________(write in account number)


HOW TO REDEEM SHARES

     By Mail - Written request for redemption, with signatures guaranteed, should be sent by mail or overnight delivery to:

     Mail to:                                    Overnight to:
     Fountainhead Special Value Fund             Fountainhead Special Value Fund
     c/o Unified Fund Services, Inc              c/o Unified Fund Services, Inc
     P.O. Box 6110                               429 N. Pennsylvania Street
     Indianapolis, IN 46206-6110                 Indianapolis, IN 46204


     By Telephone - If you have completed the Redemption by Telephone portion of the Fund's account application, you may redeem shares on any business day the New York Stock Exchange is open by calling the Transfer Agent (800) 868-9535.

                                                                   June 30, 1998

                               GLOBALT Growth Fund
                Supplement to Prospectus dated February 14, 1998


Effective July 1, 1998, Unified Fund Services, Inc., 429 N. Pennsylvania Street, Indianapolis, IN 46204 will serve as the Fund's Transfer Agent. The new toll-free telephone number for information, shareholder services and requests is
(877) BUY-GROWX or (877) 289-4769.

The disclosure on the Cover Page and under the caption "HOW TO INVEST IN THE FUND" and "HOW TO REDEEM SHARES" in the Fund's prospectus dated February 14, 1998 is modified by the following information:


Cover Page

     The new toll-free telephone number for information, shareholder services and requests is (877) BUY-GROWX or (877) 289-4769.


                           HOW TO INVEST IN THE FUND

     By Mail - Initial and subsequent investments should be sent by mail or overnight delivery to:

     Mail to:                                    Overnight to:
     GLOBALT Growth Fund                         GLOBALT Growth Fund
     c/o Unified Fund Services, Inc              c/o Unified Fund Services, Inc
     P.O. Box 6110                               429 N. Pennsylvania Street
     Indianapolis, IN 46206-6110                 Indianapolis, IN 46204


     By Wire - Investors establishing new accounts should telephone Unified Fund Services, Inc. at (877) 289-4769 prior to sending the bank wire.

     Shareholders should instruct their bank to continue to wire funds as follows:

     Star Bank, N.A.
     ABA #0420-0001-3
     Attn: GLOBALT Growth Fund
     D.D.A. # 483889739
     Account name:___________________________________(write in shareholder name)
     For the Account #:______________________________(write in account number)


HOW TO REDEEM SHARES

     By Mail - Written request for redemption, with signatures guaranteed, should be mailed to GLOBALT Growth Fund, c/o Unified Fund Services, Inc., at the address listed above.

     By Telephone - If you have completed the Redemption by Telephone portion of the Fund's account application, you may redeem shares on any business day the New York Stock Exchange is open by calling the Transfer Agent at (877) 289-4769.